Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt

17. Long-term debt

As at December 31	2022	2021
Long-term debt – beginning of year	$—	$275,000
Revolving Credit Facility drawdown	—	44,000
Repayments	—	(319,000)
Long-term debt	$—	$—

Revolving Credit Facility

The Credit Facility is to be used for general corporate purposes and investments in the mineral industry, including the acquisition of mineral interests and other assets. The Credit Facility is secured by the Company’s assets, present and future (including mineral interests and other assets).

Advances under the Credit Facility can be drawn as follows:

●	Base rate loans with interest payable monthly at the greater of: (a) the aggregate of (i) the Federal Funds Effective Rate and (ii) 1/2 of 1.0% per annum and (b) the Base Rate Canada, plus between 0.75% and 1.75% per annum (December 31, 2021: 0.75% and 1.75% per annum) depending upon the Company’s leverage ratio; or
●	SOFR loans for periods of one, two, three or six months with interest payable at a rate of SOFR, plus between 1.75% and 2.75% per annum (December 31, 2021: 1.75% and 2.75% per annum), depending on the Company’s leverage ratio.

As at December 31, 2022, the Credit Facility remains undrawn (December 31, 2021: $nil). Finance costs, net for the year ended December 31, 2022 were $3,217 (2021: $6,342), including interest charges, the impact of the pay-fixed receive-float interest rate swap and standby fees. Standby fees range from 0.39% to 0.62% per annum (2021: 0.39% to 0.62% per annum) depending on the Company’s leverage ratio, even if no amounts are outstanding under the Credit Facility. The Credit Facility includes covenants that require the Company to maintain certain financial ratios, including the Company’s leverage ratios. As at December 31, 2022, all such ratios and requirements were met.On April 30, 2020, the Company entered into a pay-fixed receive-float interest rate swap to hedge the LIBOR rate on $150,000 of the Credit Facility. The swap was terminated on May 28, 2021. Refer to Note 26 for additional details.